Finance Items - Schedule of Finance Income and Finance Costs (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Finance income and cost expense [Line Items]
Weighted average rate of general borrowings	8.50%
Finance income	$ 106,335	$ 154,668
Rio Tinto Limited [Member]
Finance income and cost expense [Line Items]
Finance income	$ 64,300	$ 119,700